Material accounting judgments, estimates and assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Material accounting judgments, estimates and assumptions
Innovation Box tax rate	9.00%	9.00%
General headline rate	25.80%	25.00%	25.00%